Employee Benefits Expenses	12 Months Ended
Mar. 31, 2024
Employee Benefits Expenses [Abstract]
EMPLOYEE BENEFITS EXPENSES

15. EMPLOYEE BENEFITS EXPENSES

	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Salaries and other short term employee benefits	1,195	1,258	915
Payments to defined contribution pension schemes	38	31	29
Share based compensations	3,810	-	-
Total	5,043	1,289	944